Significant Accounting Policies, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Other comprehensive income/(loss)	$ 0
Provision for Doubtful Accounts	0	0	0
Property, Plant and Equipment, Useful Life	25 years
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	4.00%